Summary of Significant Accounting Policies - Exclusive Business Cooperation Agreements and Loan Agreements (Details) - Chu Le of WFOE	12 Months Ended
Dec. 31, 2024
Exclusive business cooperation agreements and loan agreements
Renewal period of loans	3 years
Exclusive Business Cooperation Agreements With Vies
Exclusive business cooperation agreements and loan agreements
Notice period for termination of agreement	30 days
Loan Agreements With Shareholders Of Vies
Exclusive business cooperation agreements and loan agreements
Maturity period (in years)	10 years
Renewal period of loans	3 years